Dividends to shareholders	12 Months Ended
Dec. 31, 2023
Dividends to shareholders
Dividends to shareholders

25 Dividends to shareholders

	2023	2022	2021	2023	2022	2021
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2023)	$1.97	$1.97	$1.90	3,047	3,046	2,490
First interim (September 2023)	$0.93	$0.93	$0.90	1,440	1,440	1,392
Total	$2.90	$2.90	$2.80	4,487	4,486	3,882

The Company has exercised its authority in accordance with the provisions set out in the Company’s Articles of Association, that the balance of unclaimed dividends outstanding past 12 years be forfeited. Unclaimed dividends of $nil (2022: $1m; 2021: $nil) have been adjusted for in Retained earnings in 2023.

The 2022 second interim dividend of $1.97 per share was paid on 27 March 2023. The 2023 first interim dividend of $0.93 per share was paid on 11 September 2023.

Reconciliation of dividends charged to equity to cash flow statement:

	2023	2022	2021
	$m	$m	$m
Dividends charged to equity	4,487	4,486	3,882
Exchange losses on payment of dividend	5	5	3
Hedge contracts relating to payment of dividends (cash flow statement)	(19)	(127)	(29)
Dividends paid to non-controlling interests	4	–	–
Net movement of unclaimed dividends in the year	4	–	–
Dividends paid (cash flow statement)	4,481	4,364	3,856